Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Revenue	$ 1,224,262	$ 1,109,800	$ 912,643
Cost of revenue	801,526	735,165	587,205
Gross profit	422,736	374,635	325,438
Operating expenses:
Selling and marketing expenses	63,480	53,860	49,613
General and administrative expenses	169,329	151,124	126,295
Foreign exchange (gain)/loss, net	(1,042)	(5,959)	754
Amortization of intangible assets	23,646	11,550	13,722
Operating profit	167,323	164,060	135,054
Other income, net	(16,005)	(13,867)	(12,464)
Finance expense	18,819	13,387	14,827
Profit before income taxes	164,509	164,540	132,691
Income tax expense	27,201	32,439	30,074
Profit after tax	$ 137,308	$ 132,101	$ 102,617
Earnings per ordinary share
Basic	$ 2.85	$ 2.7	$ 2.06
Diluted	$ 2.7	$ 2.58	$ 1.97